Exhibit 99.1

NISSAN AUTO LEASE TRUST 2023-A

Servicer’s Report

Collection Period Start	1-Feb-23	Distribution Date	15-Mar-23
Collection Period End	28-Feb-23	30/360 Days	30
Beg. of Interest Period	15-Feb-23	Actual/360 Days	28
End of Interest Period	15-Mar-23

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,383,647,800.02	1,360,895,246.64	1,336,466,019.36	0.9659004
Total Securities		1,383,647,800.02	1,360,895,246.64	1,336,466,019.36	0.9659004
Class A-1 Notes	4.968000%	187,000,000.00	164,247,446.62	139,818,219.34	0.7476910
Class A-2a Notes	5.100000%	305,000,000.00	305,000,000.00	305,000,000.00	1.0000000
Class A-2b Notes	5.031180%	100,000,000.00	100,000,000.00	100,000,000.00	1.0000000
Class A-3 Notes	4.910000%	405,000,000.00	405,000,000.00	405,000,000.00	1.0000000
Class A-4 Notes	4.800000%	103,000,000.00	103,000,000.00	103,000,000.00	1.0000000
Certificates	0.000000%	283,647,800.02	283,647,800.02	283,647,800.02	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	24,429,227.28	634,652.13	130.6375790	3.3938617
Class A-2a Notes	0.00	1,296,250.00	0.0000000	4.2500000
Class A-2b Notes	0.00	391,314.00	0.0000000	0.0000000
Class A-3 Notes	0.00	1,657,125.00	0.0000000	4.0916667
Class A-4 Notes	0.00	412,000.00	0.0000000	4.0000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	24,429,227.28	4,391,341.13

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					15,801,434.49
Monthly Interest					6,530,388.25

Total Monthly Payments					22,331,822.74
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					832,939.53
Aggregate Sales Proceeds Advance					382,988.87

Total Advances					1,215,928.40
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					8,391,239.94
Excess Wear and Tear and Excess Mileage					0.00
Remaining Payoffs					0.00
Net Insurance Proceeds					2,128,913.89
Residual Value Surplus					61,669.59

Total Collections					34,129,574.56

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		681,158.00			23
Involuntary Repossession		—			—
Voluntary Repossession		121,467.00			5
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			2,116,385.79		75
Customer Payoff				122,391.52	5
Grounding Dealer Payoff				7,482,058.03	263
Dealer Purchase				—	—

Total		802,625.00	2,116,385.79	7,604,449.55	371

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	52,188	1,485,152,209.20	7.00000%	1,360,895,246.64
Total Depreciation Received		(15,775,254.34)		(14,992,455.94)
Principal Amount of Gross Losses	(81)	(2,221,735.54)		(2,044,544.30)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	0	0.00		0.00
Scheduled Terminations	(287)	(8,040,962.05)		(7,392,227.04)

Pool Balance - End of Period	51,820	1,459,114,257.27		1,336,466,019.36
Remaining Pool Balance
Lease Payment				487,704,867.61
Residual Value				848,761,151.75

Total				1,336,466,019.36

NISSAN AUTO LEASE TRUST 2023-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	34,129,574.56
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	34,129,574.56
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	424,674.62
3. Reimbursement of Sales Proceeds Advance	457,721.48
4. Servicing Fee:
Servicing Fee Due	1,134,079.37
Servicing Fee Paid	1,134,079.37
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	2,016,475.47
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	634,652.13
Class A-1 Notes Monthly Interest Paid	634,652.13
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	1,296,250.00
Class A-2a Notes Monthly Interest Paid	1,296,250.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	391,314.00
Class A-2b Notes Monthly Interest Paid	391,314.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,657,125.00
Class A-3 Notes Monthly Interest Paid	1,657,125.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	412,000.00
Class A-4 Notes Monthly Interest Paid	412,000.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	4,391,341.13
Total Note and Certificate Monthly Interest Paid	4,391,341.13
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	27,721,757.96
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	24,429,227.28
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	24,429,227.28
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	3,292,530.68

NISSAN AUTO LEASE TRUST 2023-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,534,591.20
Required Reserve Account Amount			8,993,710.70
Beginning Reserve Account Balance			8,993,710.70
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			8,993,710.70
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			3,292,530.68
Gross Reserve Account Balance			12,286,241.38
Remaining Available Collections Released to Seller			3,292,530.68
Total Ending Reserve Account Balance			8,993,710.70

V. POOL STATISTICS

Weighted Average Remaining Maturity			22.89
Monthly Prepayment Speed			77%
Lifetime Prepayment Speed			71%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,251,031.79
Securitization Value of Defaulted Receivables and Casualty Receivables		2,044,544.30	81
Aggregate Defaulted and Casualty Gain (Loss)		206,487.49
Pool Balance at Beginning of Collection Period		1,360,895,246.64
Net Loss Ratio
Current Collection Period		0.0152%
Preceding Collection Period		0.0115%
Second Preceding Collection Period		0.0000%
Third Preceding Collection Period		0.0000%
Cumulative Net Losses for all Periods		-0.0264%	(365,057.01)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.34%	4,591,068.50	166
61-90 Days Delinquent	0.05%	638,620.06	21
91-120 Days Delinquent	0.00%	25,973.33	1
More than 120 Days	0.00%	0.00	0

Total Delinquent Receivables:	0.39%	5,255,661.89	188

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.05%	0.04%
Preceding Collection Period		0.00%	0.00%
Second Preceding Collection Period		0.00%	0.00%
Third Preceding Collection Period		0.00%	0.00%
60 Day Delinquent Receivables		664,593.39
Delinquency Percentage		0.05%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		681,158.00	23
Securitization Value		633,048.38	23

Aggregate Residual Value Surplus (Loss)		48,109.62

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		1,001,373.00	34
Cumulative Securitization Value		939,033.93	34

Cumulative Residual Value Surplus (Loss)		62,339.07

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			555,053.55
Reimbursement of Outstanding Advance			457,721.48
Additional Advances for current period			382,988.87

Ending Balance of Residual Advance			480,320.94

Beginning Balance of Payment Advance			1,418,900.51
Reimbursement of Outstanding Payment Advance			424,674.62
Additional Payment Advances for current period			832,939.53

Ending Balance of Payment Advance			1,827,165.42

NISSAN AUTO LEASE TRUST 2023-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets, or repurchases of Series Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO